Provision for Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Provision for Contingencies
Schedule of changes in provisions for contingencies

	Tax and
	social security	Labor	Civil	Total

Balance on 12/31/2016	206,365	38,430	1,839	246,634
New lawsuits	32,672	9,888	1,880	44,440
Reversals	(4,738)	(3,720)	(337)	(8,795)
Inflation adjustment	42,400	9,467	—	51,867
Settlement of lawsuits	(3,375)	(13,702)	—	(17,077)
Balance on 12/31/2017	273,324	40,363	3,382	317,069
New lawsuits due to acquisition of subsidiaries	—	1,900	—	1,900
New lawsuits	49,754	28,716	150	78,620
Reversals	(13,605)	(5,011)	(394)	(19,010)
Inflation adjustment	5,747	7,481	475	13,703
Settlement of lawsuits	(18,350)	(22,580)	(81)	(41,011)
Balance on 12/31/2018	296,869	50,869	3,532	351,270

Schedule of lawsuits with possible tax contingencies

	12/31/2018	12/31/2017	12/31/2016

Tax and social secutiry	1,077,761	1,026,950	193,922
Labor	85,309	14,268	38,667
Civil	43,271	23,666	1,310

	1,206,341	1,064,884	233,899